Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets
Intangible Assets

3. Intangible Assets

        The gross carrying amounts of the Company's indefinite-lived intangible assets consist of the following:

	December 31, 2012	June 30, 2013
	(in thousands)
Goodwill	$1,640,534	$1,641,796
Trademarks	57,709	57,709
Certificates of need	11,914	11,921
Accreditations	2,122	2,083

Total	$1,712,279	$1,713,509

        The Company's accreditations and trademarks have renewal terms. The costs to renew these intangibles are expensed as incurred. At June 30, 2013, the accreditations and trademarks have a weighted average time until next renewal of approximately 1.5 years and 7.0 years, respectively.

        The changes in the carrying amount of goodwill for the Company's reportable segments for the six months ended June 30, 2013 are as follows:

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(in thousands)
Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534
Goodwill acquired during the period	1,395	—	1,395
Purchase price adjustment	—	(133)	(133)

Balance as of June 30, 2013	$1,334,615	$307,181	$1,641,796

5. Intangible Assets

        Intangible assets consist of the following:

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,569)
Indefinite-lived intangible assets
Goodwill	$1,631,716
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,160

Total	$1,703,499

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,909)
Indefinite-lived intangible assets
Goodwill	$1,640,534
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,122

Total	$1,712,279

        The Company's accreditations and trademarks have renewal terms. The costs to renew these intangibles are expensed as incurred. At December 31, 2012, the accreditations and trademarks have a weighted average time until next renewal of 1.5 years and 7.5 years, respectively.

        Amortization expense for intangible assets with finite lives follows:

	For the Year Ended December 31
	2010	2011	2012
	(In thousands)
Amortization expense	$4,247	$1,306	$340

        Amortization expense for the Company's intangible assets primarily relates to the amortization of the value associated with the non-compete agreements entered into in connection with the acquisitions of the outpatient rehabilitation division of HealthSouth Corporation, Kessler Rehabilitation Corporation and SemperCare Inc. and the value assigned to the Company's contract therapy relationships. During 2010 the non-compete agreement related to the acquisition of Kessler Rehabilitation Corporation and the Company's contract therapy relationships were fully amortized, during 2011 the non-compete agreement related to the acquisition of SemperCare Inc. was fully amortized and during 2012 the non-compete agreement related to the acquisition of substantially all of the outpatient rehabilitation division of HealthSouth Corporation.

        Generally accepted accounting principles require any amounts recorded, such as goodwill, by the parent as a result of the Merger be "pushed down" and recorded in the Company's consolidated financial statements. The changes in the carrying amount of goodwill for the Company's reportable segments for the years ended December 31, 2011 and 2012 are as follows:

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(In thousands)
Balance as of January 1, 2011	$1,330,609	$300,643	$1,631,252
Goodwill revision(1)	7,114	—	7,114
Goodwill acquired during year(2)	(1,420)	3,875	2,455
Goodwill allocated to dispositions during the year	(2,750)	(6,355)	(9,105)

Balance as of December 31, 2011	$1,333,553	$298,163	$1,631,716
Goodwill acquired during year	—	9,151	9,151
Other	(333)	—	(333)

Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534

(1)
During 2011, the Company made a revision to the Regency purchase price allocation resulting from the finalization of the intangible asset valuations.

(2)
During 2011, the Company completed the post-closing settlement of net working capital with the seller of Regency for $3.9 million in cash received.